UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13
(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                  Report for the Quarter Ended September 30, 2002.


If amended report check here: ____


American National Bank and Trust Company
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Name of Institutional Investment Manager


628 Main Street                      Danville         VA         24541
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Business Address (Street)           (City)          (State)       (Zip)


E. Budge Kent, Jr.   (434) 773-2265    Executive Vice President and
                                       Chief Trust and Investment Officer
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                    ATTENTION


--------------------------------------------------------------------------------
Intentional misstatements or omissions of facts constitute Federal Criminal Violations.

                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Danville and State of Virginia on the 12th day of November, 2002.


                                AMERICAN NATIONAL BANK AND TRUST COMPANY
                                -----------------------------------------
                               (Name of Institutional Investment Manager)


                                /s/E. Budge Kent, Jr.
                                ----------------------------------
                                Executive Vice-President and
                                Chief Trust and Investment Officer

                                              NAME OF REPORTING MANAGER: AMERICAN NATIONAL BANK & TR. CO.

PAGE 1 OF 3                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
AFLAC INC                                       1055102        220     7200 SH       SOLE                     0        7200       0
AOL TIME WARNER INC            COM              00184A105      130    11120 SH       SOLE                  5270        5850       0
A T & T CORP COMMON                             1957109        203    16920 SH       SOLE                  8856        8064       0
ABBOTT LABORATORIES                             2824100       1003    24830 SH       SOLE                  8880       15150     800
ALLTEL CORPORATION                              20039103       693    17285 SH       SOLE                  5414       11871       0
AMERICAN ELECTRIC POWER CO.                     25537101       400    14040 SH       SOLE                  5692        8348       0
AMERICAN INTERNATIONAL GROUP                    26874107      1390    25429 SH       SOLE                 10623       14806       0
AMERICAN NATIONAL BANKSHARES                    27745108     19408   707061 SH       SOLE                416440      290621       0
AMERICAN NATIONAL BANKSHARES                    27745108      4416   160880 SH       DEFINED             160880           0       0
AMGEN INC                                       31162100      1222    29315 SH       SOLE                  8565       20350     400
ANHEUSER BUSCH                                  35229103      1575    31144 SH       SOLE                 11150       19794     200
APACHE CORP                                     37411105       215     3630 SH       SOLE                     0        3630       0
APPLIED MATERIALS INC                           38222105       408    35400 SH       SOLE                  4400       30200     800
AUTOMATIC DATA PROCESSING                       53015103      3352    96426 SH       SOLE                 31300       63826    1300
BB&T CORP                                       54937107      1180    33702 SH       SOLE                 29597        4105       0
BB&T CORP                                       54937107       367    10500 SH       DEFINED              10500           0       0
BP AMOCO PLC                                    55622104       572    14362 SH       SOLE                 14098         264       0
BANK OF AMERICA CORP                            60505104      2111    33096 SH       SOLE                 25896        7200       0
BAXTER INTERNATIONAL INC.                       71813109       222     7300 SH       SOLE                  1100        6200       0
BELLSOUTH CORPORATION                           79860102       814    44386 SH       SOLE                 22958       21428       0
BERKSHIRE HATHAWAY INC CL B                     84670207       756      307 SH       SOLE                    13         294       0
BRISTOL-MYERS SQUIBB                            110122108     2000    84079 SH       SOLE                 60513       23566       0
CAPITAL ONE FINANCIAL CORP                      14040H105     1441    41300 SH       SOLE                 21000       20300       0
CARDINAL HEALTH INC            COM              14149Y108      695    11185 SH       SOLE                  5635        5550       0
CERTEGY INC                                     156880106      277    13825 SH       SOLE                  5550        8275       0
CHEVRONTEXACO CORP                              166764100      696    10055 SH       SOLE                  6122        3633     300
CISCO SYSTEMS INC                               17275R102      323    30900 SH       SOLE                  9850       21050       0
CITIGROUP INC                  COM              172967101      900    30366 SH       SOLE                 11888       17978     500
COCA COLA CO                   COM              191216100     2741    57175 SH       SOLE                 41775       15400       0
COCA COLA CO                   COM              191216100      584    12200 SH       DEFINED              12200           0       0
                                                            ------  -------                             -------     -------   -----
TOTAL FOR PAGE 1                                             50314  1615418                              956165      654953    4300

PAGE 2 OF 3                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
COLGATE PALMOLIVE COMPANY                       194162103      891    16532 SH       SOLE                  6802        9730       0
DNP SELECT INCOME FD INC                        23325P104      375    37656 SH       SOLE                 15606       22050       0
DIMON INC                                       254394109     1198   192104 SH       SOLE                104654       87442       8
DIMON INC                                       254394109      560    89750 SH       DEFINED              89750           0       0
DOMINION RES INC VA NEW                         25746U109      325     6421 SH       SOLE                  1973        4448       0
EI DU PONT DE NEMOURS & CO.                     263534109      319     8850 SH       SOLE                   900        7950       0
DUKE ENERGY CORP                                264399106      337    17286 SH       SOLE                 15086        2200       0
EMC CORP                                        268648102      134    29400 SH       SOLE                  8350       20950     100
EL PASO CORP                                    28336L109      103    12475 SH       SOLE                  3250        9225       0
EMERSON ELECTRIC CO                             291011104      210     4800 SH       SOLE                  3400        1400       0
EQUIFAX INC                    COM              294429105      464    21379 SH       SOLE                  5153       16226       0
EXXON MOBIL CORP               COM              30231G102     6207   194656 SH       SOLE                 98302       96354       0
EXXON MOBIL CORP               COM              30231G102      306     9600 SH       DEFINED               9600           0       0
FANNIE MAE                                      313586109     2384    40055 SH       SOLE                 11629       28026     400
FIRST DATA CORPORATION                          319963104      447    16000 SH       SOLE                  9600        6400       0
FIRST VIRGINIA BANKS INC.                       337477103      699    18770 SH       SOLE                  2925       15845       0
FORTUNE BRANDS INC             COM              349631101      218     4628 SH       SOLE                  2628        2000       0
GENERAL ELECTRIC COMPANY                        369604103    10342   419725 SH       SOLE                238655      178670    2400
GENERAL MILLS INC                               370334104      444    10000 SH       SOLE                  7100        2900       0
GILLETTE CO                    COM              375766102      694    23465 SH       SOLE                 22165        1300       0
HEWLETT PACKARD CO                              428236103      181    15551 SH       SOLE                  3143       12408       0
HOME DEPOT INC                                  437076102      365    14000 SH       SOLE                  6025        7975       0
INTEL CORPORATION                               458140100     1897   136590 SH       SOLE                 54900       78190    3500
INTERNATIONAL BUSINESS MACHINES CORP            459200101     1711    29359 SH       SOLE                 15460       13899       0
JOHNSON & JOHNSON              COM              478160104     5549   102614 SH       SOLE                 35644       65970    1000
KIMBERLY CLARK CORPORATION                      494368103      253     4481 SH       SOLE                  1381        3100       0
ELI LILLY & CO                                  532457108      400     7245 SH       SOLE                  7245           0       0
LOWES COMPANY INC                               548661107     1010    24400 SH       SOLE                  1300       23100       0
MBNA CORPORATION                                55262L100     1436    78200 SH       SOLE                 31800       41900    4500
MERCK & CO INC                 COM              589331107     3157    69086 SH       SOLE                 31570       37516       0
MICROSOFT CORPORATION                           594918104      575    13150 SH       SOLE                  5425        7125     600
MOTOROLA INC                   COM              620076109      426    41849 SH       SOLE                 13699       27250     900
NATIONAL BANKSHARES INC                         634865109      253     9000 SH       SOLE                     0        9000       0
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 2                                             43870  1719077                              865120      840549   13408

PAGE 3 OF 3                                                    FORM 13F INFORMATION TABLE
ITEM 1.                        ITEM 2.          ITEM 3.   ITEM 4.  ITEM 5.           ITEM 6.           ITEM 7.
                                                          VALUE    SHARES/  SH/ PUT/ INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- --------  --------  ----------  ------
NORFOLK SOUTHERN CORP                           655844108      357    17722 SH       SOLE                 16522        1200       0
NORTEL NETWORKS CORP                            656568102        6    12305 SH       SOLE                  3920        8085     300
PEPSICO INC                    COM              713448108     2748    74390 SH       SOLE                 35250       38340     800
PFIZER INC                     COM              717081103     3993   137610 SH       SOLE                 80860       55950     800
PFIZER INC                     COM              717081103      256     8837 SH       DEFINED               8837           0       0
PHILIP MORRIS COMPANYS                          718154107     3157    81410 SH       SOLE                 61400       20010       0
PHILIP MORRIS COMPANYS                          718154107      232     6000 SH       DEFINED               6000           0       0
PROCTER & GAMBLE CO            COM              742718109     2318    25942 SH       SOLE                  9500       16242     200
SBC COMMUNICATIONS INC                          78387G103      889    44287 SH       SOLE                 26341       17946       0
SCHERING PLOUGH CORP           COM              806605101      426    20025 SH       SOLE                  9200       10825       0
SOUTHERN CO                    COM              842587107      217     7570 SH       SOLE                  2150        5420       0
SPRINT CORPORATION PCS         SERIES 1         852061506       28    14784 SH       SOLE                 11650        2934     200
STATE STREET BANK CORP                          857477103     1160    30050 SH       SOLE                  3550       26100     400
SUN MICROSYSTEMS                                866810104       57    22300 SH       SOLE                 17000        5200     100
SUNGUARD DATA SYSTEM                            867363103      451    23200 SH       SOLE                 10100       12800     300
TYCO INTL LTD NEW              COM              902124106      211    15014 SH       SOLE                  9430        4984     600
UST INC                        COM              902911106      225     8000 SH       SOLE                  8000           0       0
UNITED TECHNOLOGIES CORP       COM              913017109      539     9550 SH       SOLE                  1400        8150       0
VERIZON COMMUNICATION INC                       92343V104     2154    78542 SH       SOLE                 42846       35396     300
VODAFONE GROUP PLC NEW                          92857W100      143    11217 SH       SOLE                  8592        2625       0
WACHOVIA CORP 2ND NEW          COM              929903102     3071    93987 SH       SOLE                 51614       42373       0
WAL-MART STORES                                 931142103      702    14275 SH       SOLE                  5400        8875       0
WELLS FARGO & CO NEW                            949746101     1524    31669 SH       SOLE                  7969       23700       0
WORLDCOM INC GA NEW            COM              98157D106        1    12612 SH       SOLE                  1662       10950       0
WYETH                          COM              983024100     1355    42625 SH       SOLE                 17825       24800       0
ZIMMER HLDGS INC                                98956P102      241     6305 SH       SOLE                  4445        1860       0
                                                           -------  -------                            --------    --------   -----
TOTAL FOR PAGE 3                                             26461   850228                              461463      384765    4000




GRAND TOTALS                                                120645  4184723                             2282748     1880267   21708
                                                           =======  =======                            ========    ========   =====